UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the semiannual distribution period from May 22, 2007 to February 1, 2008

Commission File Number	IRS Employer Identification Number
333-141357-01

FPL RECOVERY FUNDING LLC
700 Universe Boulevard
Juno Beach, Florida 33408
561-694-4000
(Exact name of issuing entity as specified in its charter,
address of principal executive offices and telephone number)

77-0679907

333-141357	FLORIDA POWER & LIGHT COMPANY (Exact name of depositor and sponsor as specified in its charter)

State or other jurisdiction of incorporation or organization of the issuing entity: Delaware

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Bonds, Series A	[ ]	[ ]	[ X ]	[ ]

Indicate by check mark whether the registrant (1) has filed all reports to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days. Yes    X      No _____

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
The response to Item 1 is set forth in part herein and in part is incorporated by reference to Exhibit 99(a).
The record date for distribution described in Exhibit 99(a) is January 31, 2008.

Introductory and explanatory information regarding the payments, material terms and parties described in Exhibit 99(a) is included in the Prospectus Supplement relating to the Senior Secured Bonds, Series A, dated May 17, 2007, and related Prospectus, dated May 17, 2007, of FPL Recovery Funding LLC (Issuing Entity) and Florida Power & Light Company (FPL), as Depositor, Servicer and Sponsor filed with the Securities and Exchange Commission (SEC) pursuant to Rule 424(b)(5) of the Securities Act of 1933 on May 21, 2007.

PART II - OTHER INFORMATION
Item 3. Sales of Securities and Use of Proceeds

The Issuing Entity's registration statement on Form S-3 relating to Senior Secured Storm-Recovery Bonds (Senior Secured Bonds), as amended (Registration Statement), Commission File Nos. 333-141357 and 333-141357-01, was declared effective by the SEC on May 4, 2007.  The aggregate amount of Senior Secured Bonds registered, and the aggregate price of the offering amount registered, was $652 million.

The offering of the Senior Secured Bonds, Series A, in the aggregate principal amount of $652 million commenced on May 4, 2007 and closed on May 22, 2007.  The Senior Secured Bonds, Series A are the only securities offered and sold to date under the Registration Statement.  Wachovia Capital Markets, LLC, the sole underwriter and purchaser of the Senior Secured Bonds, Series A, purchased the bonds for approximately $650 million.  The following sets forth additional information regarding the Senior Secured Bonds, Series A offering:

Tranche	Principal Amount

(millions)

A-1	$124
A-2	$140
A-3	$100
A-4	$288

From the effective date of the Registration Statement to February 1, 2008, the amount of expenses incurred for the account of the Issuing Entity in connection with the issuance and distribution of the Senior Secured Bonds, Series A consisted of approximately $2 million in selling commissions and approximately $6 million for other expenses, including approximately $0.4 million for expenses reimbursed to FPL, as Servicer, for a total of approximately $8 million.  After deducting the foregoing expenses, the net proceeds to the Issuing Entity were approximately $644 million.  The Issuing Entity used the proceeds from the sale of the Senior Secured Bonds, Series A to acquire the storm-recovery property relating to the Senior Secured Bonds, Series A from FPL, as described in the Registration Statement.

Item 9. Exhibits

Exhibit Number	Description
*3(i)	Certificate of Formation of FPL Recovery Funding LLC dated as of March 6, 2007 (filed as Exhibit 3.12 to Form S-3/A dated May 3, 2007, File No. 333-141357-01)
*3(ii)	Limited Liability Company Agreement of FPL Recovery Funding LLC dated as of April 16, 2007 (filed as Exhibit 3.13 to Form S-3/A dated May 3, 2007, File No. 333-141357-01)
*4	Indenture (including forms of Senior Secured Bonds), dated May 22, 2007 (filed as Exhibit 4.1 to Form 8-K dated May 22, 2007, File No. 333-141357-01)
*10(a)	Storm-Recovery Property Sale Agreement dated as of May 22, 2007 (filed as Exhibit 99.2 to Form 8-K dated May 22, 2007, File No. 333-141357-01)
*10(b)	Storm-Recovery Property Servicing Agreement dated as of May 22, 2007 (filed as Exhibit 99.1 to Form 8-K dated May 22, 2007, File No. 333-141357-01)
*10(c)	Administration Agreement dated as of May 22, 2007 (filed as Exhibit 99.3 to Form 8-K dated May 22, 2007, File No. 333-141357-01)
10(d)	Services and Indemnity Agreement dated as of April 12, 2007
99(a)	Semiannual Servicer Certificate, dated January 30, 2008
99(b)	Monthly Servicer Certificate, dated June 14, 2007
99(c)	Monthly Servicer Certificate, dated July 12, 2007
99(d)	Monthly Servicer Certificate, dated August 13, 2007
99(e)	Monthly Servicer Certificate, dated September 12, 2007
99(f)	Monthly Servicer Certificate, dated October 11, 2007
99(g)	Monthly Servicer Certificate, dated November 8, 2007
99(h)	Monthly Servicer Certificate, dated December 13, 2007
99(i)	Monthly Servicer Certificate, dated January 9, 2008
99(j)	Monthly Servicer Certificate, dated February 6 , 2008
_____________________
*Incorporated herein by reference

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
FPL RECOVERY FUNDING LLC (Issuing Entity)
Date: February 8, 2008
By: Florida Power & Light Company, as Servicer
K. MICHAEL DAVIS

K. Michael Davis Vice President, Accounting and Chief Accounting Officer of Florida Power & Light Company